Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Mar. 31, 2012 Liftboat	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 Liftboat	Dec. 31, 2010	Dec. 31, 2009 Segment
Company's information by geographic area
United States, Revenue										$ 1,438,138	$ 1,134,938	$ 1,030,149
Other Countries, Revenue										526,194	428,105	290,492
Total, Revenues		562,400	537,042	479,893	384,997	421,496	402,392	400,411	338,744	1,964,332	1,563,043	1,320,641
United States, Long-lived assets		1,060,483				881,416				1,060,483	881,416
Other Countries, Long-lived assets		446,885				431,734				446,885	431,734
Total, Long-lived assets		$ 1,507,368				$ 1,313,150				$ 1,507,368	$ 1,313,150
Segment Reporting (Textual) [Abstract]
Numbers of liftboats sold	18									7
Number of segment renamed												2